Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade And Other Receivables Details
Trade receivables	£ 2,232	£ 1,428	£ 985
Prepayments	627	586	685
Other receivables	848	873	1,213
Total trade and other receivables	3,707	2,887	2,883
Less: non-current portion (rental deposit and on bond)	(465)	(448)	(387)
Current portion	£ 3,242	£ 2,439	£ 2,496